SHORT-TERM INVESTMENTS	12 Months Ended
Mar. 31, 2021
Disclosure of short-term investments [Abstract]
SHORT-TERM INVESTMENTS
4.	SHORT-TERM INVESTMENTS

As at March 31, 2021, short-term investments consist of the following:

	Amount	Interest rates	Maturity
Bonds	$15,812	5.38% - 13.00%	January 10, 2022 - September 3, 2024
Money market instruments	64,545
	$80,357

As at March 31, 2020, short-term investments consist of the following:

	Amount	Interest rates	Maturity
Bonds	$23,313	6.00% - 13.00%	April 2, 2020 - June 27, 2024
Money market instruments	53,429
	$76,742

All bonds were purchased on open markets and are readily tradable.